UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2013

Semi-Annual Repor t

Western Asset

SMASh Series C

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset SMASh Series C Fund

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Fund name change

Prior to August 1, 2012, the Fund was known as Legg Mason Western Asset SMASh Series C Fund. There were no changes in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series C Fund for the six-month reporting period ended April 30, 2013.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

June 3, 2013

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2013 and October 31, 2012 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Amount represents less than 0.1%.

2	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2012 and held for the six months ended April 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
1.06%	$1,000.00	$1,010.60	0.00%	$0.00	5.00%	$1,000.00	$1,024.80	0.00%	$0.00

[1]	For the six months ended April 30, 2013.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Credit Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

4	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Credit Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2013

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 97.2%
Consumer Discretionary — 6.1%
Automobiles — 3.7%
Ford Motor Co., Senior Notes	4.750%	1/15/43	$1,160,000	$1,165,345
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,430,000	1,845,475
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	390,000	455,833
Hyundai Capital America, Senior Notes	2.125%	10/2/17	30,000	30,103	(a)
Total Automobiles				3,496,756
Household Durables — 0.1%
NVR Inc., Senior Notes	3.950%	9/15/22	60,000	62,808
Media — 2.3%
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	1,500,000	1,527,158	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	230,000	298,229
Time Warner Inc., Senior Notes	6.250%	3/29/41	240,000	300,241
Total Media				2,125,628
Total Consumer Discretionary				5,685,192
Consumer Staples — 10.8%
Beverages — 4.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	130,000	158,382
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	1,030,000	1,038,439
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	220,000	261,683
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	1,000,000	1,035,854
Heineken NV, Senior Notes	1.400%	10/1/17	390,000	391,448	(a)
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	1,000,000	1,204,463	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	190,000	212,339	(a)
Total Beverages				4,302,608
Food & Staples Retailing — 0.0%
CVS Corp., Pass-Through Trust, Secured Bonds	5.789%	1/10/26	21,502	24,512	(a)
Food Products — 1.5%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	272,000	327,359
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	700,000	747,780
Mondelez International Inc., Senior Notes	5.375%	2/10/20	248,000	297,091
Total Food Products				1,372,230
Tobacco — 4.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,090,000	1,522,720
Altria Group Inc., Senior Notes	4.750%	5/5/21	370,000	425,717
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	340,000	435,851
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	730,000	764,913

See Notes to Financial Statements.

6	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	$250,000	$251,030
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	130,000	139,971
Reynolds American Inc., Senior Notes	6.750%	6/15/17	300,000	360,605
Reynolds American Inc., Senior Notes	3.250%	11/1/22	410,000	413,677
Total Tobacco				4,314,484
Total Consumer Staples				10,013,834
Energy — 19.9%
Energy Equipment & Services — 0.6%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	310,000	407,579
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	90,000	109,356
Total Energy Equipment & Services				516,935
Oil, Gas & Consumable Fuels — 19.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	827,073
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,600,000	1,691,637
ConocoPhillips, Notes	6.500%	2/1/39	280,000	389,193
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,320,000	1,357,685
Enterprise Products Operating LLC, Senior Notes	5.250%	1/31/20	620,000	736,577
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	450,000	470,741
Hess Corp., Notes	8.125%	2/15/19	170,000	221,792
Hess Corp., Notes	7.875%	10/1/29	170,000	229,197
Kerr-McGee Corp., Notes	6.950%	7/1/24	630,000	807,116
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	120,000	130,292
Noble Energy Inc., Senior Notes	4.150%	12/15/21	130,000	145,583
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	1,200,000	1,223,311
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,307,000	1,650,451
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	450,000	474,844
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	3,500,000	3,882,434
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,994,000	3,053,880	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	20,000	23,509
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	490,000	511,653	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	115,000	149,613
Total Oil, Gas & Consumable Fuels				17,976,581
Total Energy				18,493,516
Financials — 23.6%
Capital Markets — 2.6%
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	1,000,000	1,020,285
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	200,000	232,287

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	7

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Lehman Brothers Holdings Capital Trust VII	5.857%	6/13/13	$320,000	$0	(b)(c)(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	(b)(c)(d)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	(b)(c)(d)(f)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	120,000	141,343
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	400,000	480,039
Morgan Stanley, Senior Notes	4.750%	3/22/17	10,000	11,089
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	110,000	125,185
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	400,000	435,344
Total Capital Markets				2,445,572
Commercial Banks — 9.7%
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	130,000	131,309
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	3,220,000	3,348,153
BNP Paribas SA, Senior Notes	2.375%	9/14/17	880,000	903,454
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	270,000	302,062	(a)(e)(g)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	800,000	800,224
Lloyds TSB Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	114,433	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	550,000	607,110	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	345,000	466,085	(a)(e)(g)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	220,000	226,744
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	6/13/13	880,000	885,500	(e)(g)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	100,000	115,842
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	610,000	623,727
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	490,000	505,840
Total Commercial Banks				9,030,483
Consumer Finance — 2.7%
American Express Co., Subordinated Debentures	6.800%	9/1/66	440,000	482,900	(g)
SLM Corp., Senior Notes	3.875%	9/10/15	1,260,000	1,308,519
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	720,000	723,311
Total Consumer Finance				2,514,730
Diversified Financial Services — 6.9%
Bank of America Corp., Senior Notes	3.875%	3/22/17	100,000	107,976
Bank of America Corp., Senior Notes	5.750%	12/1/17	200,000	232,716
Bank of America Corp., Senior Notes	7.625%	6/1/19	400,000	512,755
Citigroup Inc., Senior Notes	6.000%	8/15/17	200,000	235,621
Citigroup Inc., Senior Notes	8.500%	5/22/19	80,000	107,751

See Notes to Financial Statements.

8	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Citigroup Inc., Senior Notes	4.500%	1/14/22	$850,000	$961,528
Citigroup Inc., Senior Notes	6.875%	3/5/38	800,000	1,094,722
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	420,000	440,472
General Electric Capital Corp., Notes	5.300%	2/11/21	750,000	872,716
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	500,000	534,250	(g)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	10,000	11,747
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	1,320,000	1,319,442
Total Diversified Financial Services				6,431,696
Insurance — 1.1%
ING US Inc., Senior Notes	2.900%	2/15/18	340,000	348,359	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	360,000	403,742
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	190,000	263,810	(a)
Total Insurance				1,015,911
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	505,000	563,857
Total Financials				22,002,249
Health Care — 10.5%
Health Care Equipment & Supplies — 1.5%
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,280,000	1,362,117
Health Care Providers & Services — 4.7%
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	200,000	215,628
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	500,000	578,890
Humana Inc., Senior Notes	3.150%	12/1/22	340,000	342,470
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,000,000	1,008,503
UnitedHealth Group Inc., Senior Notes	3.375%	11/15/21	190,000	203,843
WellPoint Inc., Notes	5.875%	6/15/17	490,000	578,639
WellPoint Inc., Senior Notes	1.250%	9/10/15	30,000	30,282
WellPoint Inc., Senior Notes	3.125%	5/15/22	1,410,000	1,442,942
Total Health Care Providers & Services				4,401,197
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	300,000	314,228
Pharmaceuticals — 4.0%
AbbVie Inc., Senior Notes	1.750%	11/6/17	1,470,000	1,493,499	(a)
AbbVie Inc., Senior Notes	2.900%	11/6/22	900,000	920,324	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	600,000	624,241
Wyeth, Notes	5.950%	4/1/37	345,000	454,512

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	9

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Zoetis Inc., Senior Notes	3.250%	2/1/23	$200,000	$205,772	(a)
Total Pharmaceuticals				3,698,348
Total Health Care				9,775,890
Industrials — 2.4%
Commercial Services & Supplies — 0.3%
Waste Management Inc., Senior Notes	7.375%	5/15/29	200,000	268,562
Electrical Equipment — 1.8%
Eaton Corp., Senior Notes	1.500%	11/2/17	600,000	604,360	(a)
Eaton Corp., Senior Notes	2.750%	11/2/22	1,120,000	1,137,839	(a)
Total Electrical Equipment				1,742,199
Industrial Conglomerates — 0.3%
United Technologies Corp., Senior Notes	4.500%	6/1/42	230,000	255,281
Total Industrials				2,266,042
Information Technology — 3.4%
Computers & Peripherals — 3.1%
Apple Inc., Senior Notes	2.400%	5/3/23	2,850,000	2,846,210
Software — 0.3%
Oracle Corp., Senior Notes	1.200%	10/15/17	300,000	302,173
Total Information Technology				3,148,383
Materials — 15.6%
Chemicals — 0.4%
Ecolab Inc., Senior Notes	4.350%	12/8/21	60,000	67,697
PPG Industries Inc., Senior Notes	6.650%	3/15/18	230,000	284,131
Total Chemicals				351,828
Containers & Packaging — 0.6%
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	370,000	385,283
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	180,000	187,418
Total Containers & Packaging				572,701
Metals & Mining — 14.6%
Barrick Gold Corp., Notes	4.100%	5/1/23	1,440,000	1,445,869	(a)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	940,000	982,206
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,250,000	1,341,685
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	40,000	40,456
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	600,000	601,335
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	185,000	228,458
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	365,000	505,587
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	200,000	219,275

See Notes to Financial Statements.

10	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Southern Copper Corp., Senior Notes	5.250%	11/8/42	$1,880,000	$1,820,626
Vale Overseas Ltd., Notes	6.875%	11/21/36	913,000	1,088,686
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,881,000	3,046,312
Xstrata Canada Financial Corp., Senior Notes	4.950%	11/15/21	590,000	643,538	(a)
Xstrata Finance Canada Ltd., Senior Notes	1.800%	10/23/15	740,000	749,587	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.450%	10/25/17	880,000	896,006	(a)
Total Metals & Mining				13,609,626
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,428
Total Materials				14,544,583
Telecommunication Services — 1.5%
Diversified Telecommunication Services — 0.4%
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	220,000	239,455
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	110,000	106,810
Total Diversified Telecommunication Services				346,265
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	200,000	237,756
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	350,000	404,665
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	388,000	395,809
Total Wireless Telecommunication Services				1,038,230
Total Telecommunication Services				1,384,495
Utilities — 3.4%
Electric Utilities — 3.4%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	210,000	226,549
Exelon Corp., Bonds	5.625%	6/15/35	240,000	276,569
FirstEnergy Corp., Notes	7.375%	11/15/31	810,000	971,628
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	430,000	438,792
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	680,000	703,811
Pacific Gas & Electric Co., Senior Notes	5.625%	11/30/17	480,000	575,625
Total Utilities				3,192,974
Total Investments before Short-Term Investments (Cost — $85,491,317)				90,507,158

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	11

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 3.0%
Repurchase Agreements — 3.0%
State Street Bank & Trust Co. repurchase agreement dated 4/30/13; Proceeds at maturity — $2,830,001; (Fully collateralized by U.S. Government Obligations, 1.000% due 3/31/17; Market Value — $2,890,910) (Cost — $2,830,000)	0.010%	5/1/13	$2,830,000	$2,830,000
Total Investments — 100.2% (Cost — $88,321,317#)				93,337,158
Liabilities in Excess of Other Assets — (0.2)%				(193,235)
Total Net Assets — 100.0%				$93,143,923

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of April 30, 2013.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Value is less than $1.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2013

Assets:
Investments, at value (Cost — $88,321,317)	$93,337,158
Cash	638
Receivable for securities sold	3,368,717
Receivable for Fund shares sold	1,101,675
Interest receivable	1,013,051
Deposits with brokers for open futures contracts	412,926
Receivable from broker — variation margin on open futures contracts	30,960
Receivable from investment manager	12,748
Prepaid expenses	43,228
Total Assets	99,321,101

Liabilities:
Payable for securities purchased	5,995,899
Payable for Fund shares repurchased	149,913
Accrued expenses	31,366
Total Liabilities	6,177,178
Total Net Assets	$93,143,923

Net Assets:
Par value (Note 5)	$96
Paid-in capital in excess of par value	89,097,291
Undistributed net investment income	40,064
Accumulated net realized loss on investments, futures contracts and swap contracts	(242,135)
Net unrealized appreciation on investments and futures contracts	4,248,607
Total Net Assets	$93,143,923

Shares Outstanding	9,612,686

Net Asset Value	$9.69

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended April 30, 2013

Investment Income:
Interest	$1,580,691

Expenses:
Registration fees	25,449
Audit and tax	18,228
Shareholder reports	10,887
Legal fees	7,100
Transfer agent fees	4,051
Fund accounting fees	3,878
Custody fees	1,199
Insurance	1,147
Trustees’ fees	612
Miscellaneous expenses	1,630
Total Expenses	74,181
Less: Fee waivers and/or expense reimbursements (Note 2)	(74,181)
Net Expenses	—
Net Investment Income	1,580,691

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	960,057
Futures contracts	190,412
Swap contracts	(72,324)
Net Realized Gain	1,078,145
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(946,415)
Futures contracts	(730,678)
Change in Net Unrealized Appreciation (Depreciation)	(1,677,093)
Net Loss on Investments, Futures Contracts and Swap Contracts	(598,948)
Increase in Net Assets from Operations	$981,743

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2013 (unaudited) and the Year Ended October 31, 2012	2013	2012

Operations:
Net investment income	$1,580,691	$2,802,277
Net realized gain	1,078,145	422,448
Change in net unrealized appreciation (depreciation)	(1,677,093)	3,369,695
Increase in Net Assets From Operations	981,743	6,594,420

Distributions to Shareholders From (Note 1):
Net investment income	(1,691,858)	(2,943,301)
Decrease in Net Assets From Distributions to Shareholders	(1,691,858)	(2,943,301)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	28,202,177	36,961,955
Cost of shares repurchased	(13,979,050)	(11,341,834)
Increase in Net Assets From Fund Share Transactions	14,223,127	25,620,121
Increase in Net Assets	13,513,012	29,271,240

Net Assets:
Beginning of period	79,630,911	50,359,671
End of period*	$93,143,923	$79,630,911
* Includes undistributed net investment income of:	$40,064	$151,231

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2013[1,2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$9.78	$9.31	$9.17	$8.96	$6.84	$9.59

Income (loss) from operations:
Net investment income	0.18	0.40	0.45	0.50	0.54	0.55
Net realized and unrealized gain (loss)	(0.08)	0.50	0.15	0.25	2.12	(2.74)
Total income (loss) from operations	0.10	0.90	0.60	0.75	2.66	(2.19)

Less distributions from:
Net investment income	(0.19)	(0.43)	(0.46)	(0.54)	(0.54)	(0.56)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.19)	(0.43)	(0.46)	(0.54)	(0.54)	(0.56)

Net asset value, end of period	$9.69	$9.78	$9.31	$9.17	$8.96	$6.84
Total return[4]	1.06%	9.98%	6.81%	8.63%	40.24%	(24.00)%

Net assets, end of period (000s)	$93,144	$79,631	$50,360	$52,544	$41,518	$30,528

Ratios to average net assets:
Gross expenses[5]	0.18%[6]	0.19%	0.25%	0.31%	0.46%[7]	0.71%[7]
Net expenses[8,9,10]	0.00 [6]	0.00	0.00	0.00	0.00	0.00
Net investment income	3.73 [6]	4.32	4.92	5.59	6.53	6.52

Portfolio turnover rate	21%	82%	73%	53%	51%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2013 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Annualized.

[7]	Includes the Fund’s share of SMASh Series C Portfolio’s allocated expenses prior to April 18, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	17

principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

18	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Corporate bonds & notes†	—	$90,507,158	$0	*	$90,507,158
Short-term investments†	—	2,830,000	—		2,830,000
Total investments	—	$93,337,158	$0	*	$93,337,158
Other financial instruments:
Futures contracts	$7,434	—	—		7,434
Total	$7,434	$93,337,158	$0	*	$93,344,592

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$774,668	—	—		$774,668

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	19

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2013, the Fund did not hold any credit default swaps to sell protection.

20	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended April 30, 2013, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	21

since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including,

22	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of April 30, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	23

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

During the six months ended April 30, 2013, fees waived and/or expenses reimbursed amounted to $74,181.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

24	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended April 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$29,131,575	$3,012,564
Sales	14,660,088	3,013,735

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,959,808
Gross unrealized depreciation	(943,967)
Net unrealized appreciation	$5,015,841

At April 30, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	2	6/13	$249,303	$249,281	$(22)
U.S. Treasury Ultra Long-Term Bonds	1	6/13	156,910	164,344	7,434
					7,412
Contracts to Sell:
U.S. Treasury 2-Year Notes	7	6/13	1,542,946	1,544,375	(1,429)
U.S. Treasury 10-Year Notes	360	6/13	47,236,158	48,009,375	(773,217)
					(774,646)
Net unrealized loss on open futures contracts					$(767,234)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2013.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$7,434

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$774,668

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset SMASh Series C Fund 2013 Semi-Annual Report	25

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	—	$55,680	$55,680
Futures contracts	$190,412	—	190,412
Swap contracts	—	(72,324)	(72,324)
Total	$190,412	$(16,644)	$173,768

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(730,678)

During the six months ended April 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$3,283
Futures contracts (to buy)	592,317
Futures contracts (to sell)	56,810,856

Average Notional Balance
Credit default swap contracts (to sell protection)†	$429,967
†	At April 30, 2013, there were no open positions held in this derivative.

5. Shares of beneficial interest

At April 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Shares sold	2,916,400	3,931,080
Shares repurchased	(1,446,008)	(1,200,680)
Net increase	1,470,392	2,730,400

26	Western Asset SMASh Series C Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Capital loss carryforward

As of October 31, 2012, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
10/31/2018	$(1,200,084)

This amount will be available to offset any future taxable capital gains.

7. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Western Asset SMASh Series C Fund	27

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset SMASh Series C Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

28	Western Asset SMASh Series C Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-year period ended September 30, 2012 was above its benchmark and the performance for the 3- and 5-year periods ended September 30,

Western Asset SMASh Series C Fund	29

2012 was below its benchmark. The Board noted the explanations from the Manager and the Subadvisers concerning the Fund’s performance versus the benchmark for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal. The Board noted that it will continue to evaluate the Fund’s performance and any actions taken by the Manager and the Subadvisers to continue to improve performance.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue through December 2014. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has

30	Western Asset SMASh Series C Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

SMASh Series C Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller*

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington*

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDO4236 6/13 SR13-1932

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date: June 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date: June 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Institutional Trust

Date: June 25, 2013